INCOME TAX (Tables)	4 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of net deferred tax assets (liabilities)

The Company’s net deferred tax assets (liabilities) as of December 31, 2020 is as follows:

Deferred tax assets:
Start-up costs	$33,188
Net operating loss carryforwards	14,688
Total deferred tax assets	47,876
Valuation allowance	(27,174)
Deferred tax liabilities:
Unrealized gain on investments	(20,702)
Total deferred tax liabilities	(20,702)
Deferred tax assets, net of allowance	$—

Schedule of components of income tax provision

The income tax provision for the period from August 26 (inception) through December 31, 2020 consists of the following:

Federal
Current	$—
Deferred	(27,174)

State
Current	—
Deferred	—
Change in valuation allowance	27,174
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	(19.2)%
Non-deductible transaction costs	(1.5)%
Change in valuation allowance	(0.3)%
Income tax provision	0.0%